Subsequent Events	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to September 30, 2024, through the date the consolidated financial statements were available to issue, and concluded that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements except the following:

i)	On October 21, 2024, the Company’s board of directors approved the creation of a new class of preferred shares by increasing the maximum number of shares which the Company is authorized to issue to 41,500,000 shares each with a par value of US$0.0016, divided into (i) 31,500,000 ordinary shares of par value of US$0.0016 each and (ii) 10,000,000 preferred shares of par value of US$0.0016 each and related amendments to the Company’s Memorandum and Article of Association by the adoption of an Amended and Restated Memorandum and Articles of Association of the Company.

ii)	On January 10, 2025, the Company sold two of its buildings located in Middletown, Ohio, with a total carrying value of $843,021 as at September 30, 2024, for a sales price of $1,700,000.

iii)	On January 22, 2025, the Company entered into an agreement with a buyer to sell one of its buildings located in Middletown, Ohio, for a sales price of $325,000. The sale has not been closed as it is subject to buyer’s property inspection and obtaining financing. The sale is expected to be closed on February 20, 2025.